UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-6235



                     The U.S. Treasury Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

[front cover: photo of Terry S. Cook, Belinda A. Heard and Karen Hall looking at computer screen]

Semi-annual report for the six months ended March 31, 2004

THE  CASH  MANAGEMENT  TRUST  OF  AMERICA(R)  seeks to  provide  income  on cash
reserves,   while  preserving   capital  and  maintaining   liquidity,   through
investments in high-quality, short-term money market instruments.

THE U.S.  TREASURY  MONEY FUND OF  AMERICA  SM seeks to  provide  income on cash
reserves,   while  preserving   capital  and  maintaining   liquidity,   through
investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA SM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality, municipal securities with effective maturities of one year or less.

These money market funds are three of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company, SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Results for share classes B, C, F and 529 of The Cash Management Trust of America can be found on page 26. Please see the inside back cover for important information about share classes.

FIGURES SHOWN ON THE OPPOSITE PAGE ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO
INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

FELLOW SHAREHOLDERS:

When the funds' fiscal year began six months ago, short-term interest rates were at a 45-year low. While a rise in short-term rates typically accompanies an improving economy, short-term rates have remained at the same low level since June 2003, despite improvement in the economy. The very limited income that each of the money funds generated was outpaced by the 1.19% rate of inflation as measured by the Consumer Price Index. Of course, each of the American Funds money market funds maintained a stable net asset value. Rates may well rise in the months ahead if the economy continues to grow at its current pace.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA provided an income return of 0.35% (0.70% annualized) with dividends reinvested for the six-month period ended March 31, 2004.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a six-month income return of 0.14% (0.28% annualized) with dividends reinvested. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 0.20% (0.41% annualized) with dividends reinvested. This return is equivalent to a return of 0.31% (0.63% annualized) for investors in the 35.0% tax bracket. A portion of this return may also be exempt from some state and local taxes.

ECONOMY ON THE MEND

When we last reported to you in September 2003, the U.S. economy appeared to be on a clear path toward recovery, but with little job creation. In October, the Federal Reserve Board announced plans to keep short-term interest rates low for a considerable period to help bolster the recovery. Despite the increased strength of the U.S. economy over the six-month period, job creation remained sluggish until very recently. Inflation has also remained at a moderate level, allowing the Federal Reserve to maintain short-term interest rates at historic lows.

In March, the economy added 337,000 jobs -- the most in nearly four years. This raised hopes that the labor market is turning a crucial corner. As the economy continues to expand, a labor market rebound and concerns about the prospect of inflation may lead to higher interest rates. On April 20, after the close of the funds' reporting period, Federal Reserve Chairman Alan Greenspan helped shape market expectations when he announced the "federal funds rate must rise at some point to prevent pressures on price inflation from eventually emerging."

[Begin Sidebar]

SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX

For the five years ended March 31, 2004

(plotted monthly)

[begin line chart]

             Consumer        Federal        Tax-Exempt         Cash                U.S. Treasury
             Price Index     Funds Rate     Money Fund         Management Trust    Money Fund
             (inflation)    (target rate)   of America (2)     of America          of America (3)

Mar-99       1.73            4.75           3.52               4.23                3.83

Apr-99       2.28            4.75           3.89               4.26                3.75

May-99       2.09            4.75           3.92               4.34                3.82

Jun-99       1.96            5.00           4.00               4.35                3.79

Jul-99       2.14            5.00           3.88               4.57                4.00

Aug-99       2.26            5.25           4.06               4.75                4.24

Sep-99       2.63            5.25           4.46               4.61                4.32

Oct-99       2.56            5.25           4.40               4.95                4.11

Nov-99       2.62            5.50           4.65               5.00                4.49

Dec-99       2.68            5.50           5.26               5.32                4.47

Jan-00       2.74            5.50           4.17               5.37                4.58

Feb-00       3.22            5.75           4.17               5.20                4.48

Mar-00       3.76            6.00           4.49               5.46                5.08

Apr-00       3.07            6.00           5.35               5.48                5.07

May-00       3.19            6.50           5.45               5.65                5.05

Jun-00       3.73            6.50           5.82               6.06                5.20

Jul-00       3.66            6.50           5.40               5.99                5.21

Aug-00       3.41            6.50           5.55               6.04                5.60

Sep-00       3.45            6.50           5.89               6.06                5.64

Oct-00       3.45            6.50           5.48               6.11                5.44

Nov-00       3.45            6.50           5.85               5.97                5.36

Dec-00       3.39            6.50           5.68               5.94                5.12

Jan-01       3.73            5.50           4.55               5.39                5.15

Feb-01       3.53            5.50           3.98               5.01                4.71

Mar-01       2.92            5.00           4.48               4.67                4.37

Apr-01       3.27            4.50           4.69               4.24                3.65

May-01       3.62            4.00           4.29               3.67                3.42

Jun-01       3.25            3.75           3.88               3.28                3.17

Jul-01       2.72            3.75           3.45               3.19                2.89

Aug-01       2.72            3.50           3.15               3.09                2.96

Sep-01       2.65            3.00           2.89               2.71                2.59

Oct-01       2.13            2.50           2.55               1.98                2.05

Nov-01       1.90            2.00           2.20               1.65                1.60

Dec-01       1.55            1.75           1.83               1.33                1.25

Jan-02       1.14            1.75           1.35               1.17                1.13

Feb-02       1.14            1.75           1.32               1.14                1.10

Mar-02       1.48            1.75           1.25               1.17                1.14

Apr-02       1.64            1.75           1.68               1.25                1.16

May-02       1.18            1.75           1.71               1.26                1.12

Jun-02       1.07            1.75           1.45               1.13                1.09

Jul-02       1.46            1.75           1.29               1.16                1.06

Aug-02       1.80            1.75           1.25               1.15                1.13

Sep-02       1.51            1.75           1.46               1.15                1.10

Oct-02       2.03            1.75           1.52               1.21                1.08

Nov-02       2.20            1.25           1.35               1.00                0.87

Dec-02       2.38            1.25           1.04               0.78                0.71

Jan-03       2.60            1.25           0.79               0.77                0.59

Feb-03       2.98            1.25           0.80               0.89                0.58

Mar-03       3.02            1.25           0.61               0.99                0.58

Apr-03       2.22            1.25           0.88               0.85                0.57

May-03       2.06            1.25           0.88               0.88                0.55

Jun-03       2.11            1.00           0.91               0.68                0.46

Jul-03       2.11            1.00           0.63               0.84                0.42

Aug-03       2.16            1.00           0.51               1.05                0.38

Sep-03       2.32            1.00           0.63               1.06                0.42

Oct-03       2.04            1.00           0.60               0.89                0.37

Nov-03       1.77            1.00           0.68               0.77                0.29

Dec-03       1.88            1.00           0.72               0.73                0.25

Jan-04       1.93            1.00           0.45               0.59                0.17

Feb-04       1.69            1.00           0.85               0.63                0.30

Mar-04       1.87            1.00           0.66               0.60                0.30

[end line chart]

(1)  Equivalent to Securities and Exchange Commission yield.
(2) Represents the fund's taxable equivalent yield calculated at the 35.0% federal tax rate.
(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.


YOUR FUNDS' SEVEN-DAY YIELDS AS OF MARCH 31, 2004:

The Cash Management Trust of America                                     +0.60%
The U.S. Treasury Money Fund of America                                  +0.30
The Tax-Exempt Money Fund of America                                     +0.43
The Tax-Exempt Money Fund of America (taxable equivalent yield)  (2)     +0.66

[End Sidebar]

THE IMPACT ON MONEY FUNDS

In total, the Federal Reserve lowered the key federal funds rate 13 times since 2001. The yields on short-term investments are strongly influenced by this benchmark lending rate. The chart on the preceding page demonstrates the interplay between the federal funds rate and the yields of the American Funds money market funds.

THE FUNDS' OBJECTIVE

Our foremost objective in managing the money market funds is to protect our shareholders' investments, while providing income that is consistent with the market yields on short-term investments. Because of the stability and convenience that they provide, the American Funds money market funds can play a valuable role in your overall investment plan. Added to a portfolio that includes stock and bond funds, money market funds can serve as a temporary resting place for your assets between longer term investments and as a way to earn reasonable income on a cash reserve portion of your portfolio over an economic cycle.

Thank you for choosing an American Funds money market fund for your investment portfolio. As always, we appreciate the confidence you have placed in us and look forward to helping you meet your long-term goals.

Cordially,

/s/ Paul G. Haaga, Jr.                  /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                      Abner D. Goldstine
Chairman of the Boards                  President

May 14, 2004


Figures shown on the opposite page are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com

THE CASH MANAGEMENT TRUST OF AMERICA
INVESTMENT PORTFOLIO
March 31, 2004                                                        unaudited

                                                                                         PRINCIPAL         MARKET
                                                                      YIELD AT             AMOUNT          VALUE
SHORT-TERM SECURITIES - 100.19%                                      ACQUISTION            (000)           (000)

CERTIFICATES OF DEPOSIT  -  2.41%
State Street Bank & Trust
  May 4, 2004                                                           1.03%          $     50,000    $    50,000
Wells Fargo Bank, NA
  April 19, 2004                                                        1.02                 50,000         50,000
  May 6, 2004                                                           1.02                 50,000         50,000
  May 11, 2004                                                          1.02                 50,000         50,000
Total certificates of deposit                                                                              200,000

COMMERCIAL PAPER  -  82.12%
Abbey National North America LLC
  April 6, 2004                                                         1.01                 50,000         49,992
  April 13, 2004                                                        1.02                 50,000         49,982
AIG Funding Inc.
  April 12, 2004                                                        1.00                120,000        119,960
  April 16, 2004                                                        0.98                 30,000         29,987
American Express Credit Corp.
  April 14, 2004                                                        1.01                 75,000         74,971
  May 26, 2004                                                          1.01                 75,000         74,883
American Honda Finance Corp.
  May 4, 2004                                                           1.02                 50,000         49,952
  May 11, 2004                                                          1.02                 50,000         49,943
  May 24, 2004                                                          1.02                 50,000         49,925
Amsterdam Funding Corp. (1)
  April 26, 2004                                                        1.02                 50,000         49,963
  April 29, 2004                                                        1.02                100,000         99,918
Anheuser-Busch Cos. Inc. (1)
  April 14, 2004                                                        0.98                 25,000         24,990
  May 5, 2004                                                           0.99                 25,000         24,976
ANZ (Delaware) Inc.
  April 5, 2004                                                         1.02                 50,000         49,993
Archer Daniels Midland Co. (1)
  April 20, 2004                                                        1.02                 40,000         39,978
Bank of Ireland (1)
  April 2, 2004                                                         1.02                100,000         99,994
Bank of Montreal
  June 1, 2004                                                          1.02                 25,000         24,955
Bank of Nova Scotia
  April 7, 2004                                                         1.01                 50,000         49,990
Barclays U.S. Funding Corp.
  May 13, 2004                                                          1.01                 50,000         49,941
BMW U.S. Capital Corp.
  April 26, 2004                                                        1.00                 50,000         49,964
BNP Paribas Finance Inc.
  May 11, 2004                                                          1.02                 50,000         49,943
CAFCO, LLC (1)
  April 16, 2004                                                        1.03                 75,000         74,966
  April 23, 2004                                                        1.02                 75,000         74,951
Canada Government
  April 15, 2004                                                        0.97                 85,000         84,966
Canadian Imperial Holdings Inc.
  May 10, 2004                                                          1.01                 50,000         49,944
  May 24, 2004                                                          1.01                 50,000         49,924
  May 28, 2004                                                          1.01                 25,000         24,959
Canadian Wheat Board
  April 6, 2004                                                         0.98                 20,000         19,997
  April 8, 2004                                                         0.98                 20,000         19,996
  April 15, 2004                                                        0.97                 30,000         29,988
Caterpillar Financial Services Corp.
  April 6, 2004                                                         0.99                 60,000         59,990
  April 21, 2004                                                        0.99                 20,000         19,988
CDC Commercial Paper Corp. (1)
  May 26, 2004                                                          1.01                100,000         99,845
ChevronTexaco Funding Corp.
  April 14, 2004                                                        1.00                 75,000         74,971
  April 23, 2004                                                        0.99                 75,000         74,953
Clipper Receivables Company, LLC (1)
  April 1, 2004                                                         1.03                 50,000         49,999
  April 20, 2004                                                        1.03                 50,000         49,972
Clorox Co.
  April 13, 2004                                                        0.98                 35,000         34,988
Coca-Cola Co.
  April 21, 2004                                                        0.99                150,000        149,913
Danske Corp.
  April 14, 2004                                                        1.01                 50,000         49,980
  April 14, 2004                                                        1.02                 25,000         24,990
  May 14, 2004                                                          1.01                 50,000         49,938
Dexia Delaware LLC
  April 1, 2004                                                         1.02                100,000         99,997
  April 15, 2004                                                        1.02                 50,000         49,979
Diageo Capital PLC (1)
  April 6, 2004                                                         1.02                 50,000         49,992
DuPont (E.I.) de Nemours & Co.
  April 20, 2004                                                        1.00                 50,000         49,972
  April 29, 2004                                                        1.00                100,000         99,918
Eli Lilly and Co. (1)
  May 7, 2004                                                           0.98                 25,000         24,975
Exxon Asset Management Co. (1)
  April 8, 2004                                                         0.98                 50,000         49,989
  April 23, 2004                                                        0.98                 50,000         49,969
  April 27, 2004                                                        0.98                 50,000         49,963
FCAR Owner Trust I
  April 16, 2004                                                        1.03                100,000         99,954
Gannett Co. (1)
  April 5, 2004                                                         0.99                 75,000         74,990
  April 23, 2004                                                        0.98                 75,000         74,953
General Electric Capital Corp.
  May 5, 2004                                                           1.02                150,000        149,852
GlaxoSmithKline Finance PLC
  April 5, 2004                                                         1.02                 75,000         74,990
  April 19, 2004                                                        1.01                 25,000         24,987
  May 17, 2004                                                          1.00                 25,000         24,968
Harvard University
  May 17, 2004                                                          0.97                 25,000         24,968
HBOS Treasury Services PLC
  May 17, 2004                                                          1.02                100,000         99,867
Household Finance Corp.
  April 5, 2004                                                         1.03                 25,000         24,996
IBM Credit Corp.
  April 21, 2004                                                        0.98                100,000         99,943
ING (U.S.) Funding LLC
  April 8, 2004                                                         1.02                 50,000         49,989
  April 26, 2004                                                        1.02                 50,000         49,963
KFW International Finance Inc. (1)
  April 7, 2004                                                         1.00                 50,000         49,991
  May 11, 2004                                                          1.01                100,000         99,889
Lloyds TSB Bank PLC
  April 7, 2004                                                         1.01                 50,000         49,990
  May 3, 2004                                                           1.00                 50,000         49,954
Medtronic Inc. (1)
  April 7, 2004                                                         0.98                 25,000         24,995
  May 12, 2004                                                          0.99                 25,000         24,971
Nestle Capital Corp. (1)
  May 24, 2004                                                          1.00                 75,000         74,887
NetJets Inc. (1)
  April 13, 2004                                                        1.01                 30,000         29,989
  May 24, 2004                                                          1.00                 40,000         39,940
New Center Asset Trust
  April 5, 2004                                                         1.02                 30,000         29,996
  April 28, 2004                                                        1.01                 70,000         69,944
Old Line Funding, LLC (1)
  May 3, 2004                                                           1.03                 75,000         74,931
  May 13, 2004                                                          1.02                 35,000         34,957
  May 17, 2004                                                          1.03                 40,000         39,947
Park Avenue Receivables Company, LLC (1)
  April 8, 2004                                                         1.02                 50,000         49,989
  April 13, 2004                                                        1.03                 50,000         49,981
  April 21, 2004                                                        1.03                 50,000         49,970
Pfizer Inc. (1)
  April 14, 2004                                                        0.99                 75,000         74,971
  April 19, 2004                                                        0.99                 50,000         49,974
  May 11, 2004                                                          1.00                 25,000         24,972
Procter & Gamble Co. (1)
  April 12, 2004                                                        1.01                 25,000         24,992
  April 13, 2004                                                        1.00                 50,000         49,982
Rabobank USA Financial Corp.
  May 14, 2004                                                          1.00                100,000         99,878
Receivables Capital Company, LLC (1)
  April 7, 2004                                                         1.02                 50,000         49,990
  April 13, 2004                                                        1.02                 50,000         49,982
  April 22, 2004                                                        1.03                 20,000         19,987
  April 28, 2004                                                        1.02                 30,000         29,976
Royal Bank of Scotland PLC
  April 12, 2004                                                        1.02                 75,000         74,975
  May 7, 2004                                                           1.02                 50,000         49,948
Shell Finance (U.K.) PLC
  April 2, 2004                                                         1.01                 25,000         24,999
  April 8, 2004 (1)                                                     1.01                 25,000         24,994
  April 22, 2004                                                        1.01                 25,000         24,985
Siemens Capital Co. LLC
  April 27, 2004                                                        1.01                 50,000         49,962
Societe Generale N.A. Inc.
  April 21, 2004                                                        1.02                 50,000         49,971
  May 5, 2004                                                           1.02                 75,000         74,926
Spintab AB (Swedmortgage)
  April 1, 2004                                                         1.03                 50,000         49,999
  April 2, 2004                                                         1.02                 50,000         49,997
Svenska Handelsbanken Inc.
  April 6, 2004                                                         1.03                 75,000         74,987
  May 26, 2004                                                          1.02                 75,000         74,881
Three Pillars Funding, LLC (1)
  April 15, 2004                                                        1.03                 50,000         49,979
  April 22, 2004                                                        1.03                 35,000         34,978
  April 26, 2004                                                        1.03                 65,000         64,952
Toronto-Dominion Holdings USA Inc.
  April 12, 2004                                                        1.02                 50,000         49,984
  May 21, 2004                                                          1.02                 75,000         74,894
Toyota Motor Credit Corp.
  April 5, 2004                                                         1.03                 50,000         49,993
  April 19, 2004                                                        1.03                 25,000         24,987
Triple-A One Funding Corp. (1)
  April 13, 2004                                                        1.02                 35,000         34,987
  May 14, 2004                                                          1.02                115,000        114,856
UBS Finance (Delaware) LLC
  April 22, 2004                                                        1.00                100,000         99,939
Unilever Capital Corp. (1)
  April 27, 2004                                                        0.98                 30,000         29,978
  May 4, 2004                                                           0.99                 20,000         19,981
United Parcel Service Inc.
  April 2, 2004                                                         0.96                 25,000         24,999
  April 13, 2004                                                        0.96                 25,000         24,991
Variable Funding Capital Corp. (1)
  April 2, 2004                                                         1.03                 50,000         49,997
  April 15, 2004                                                        1.02                 50,000         49,979
  April 20, 2004                                                        1.02                 50,000         49,972
Verizon Network Funding Co.
  April 7, 2004                                                         0.99                 50,000         49,990
  April 26, 2004                                                        0.99                 25,000         24,982
Wal-Mart Stores Inc. (1)
  April 6, 2004                                                         0.99                 50,000         49,992
  April 19, 2004                                                        0.98                 50,000         49,974
  May 18, 2004                                                          0.98                 50,000         49,935
Westpac Capital Corp.
  April 5, 2004                                                         1.03                 25,000         24,996
  May 6, 2004                                                           1.02                 40,000         39,960
Total commercial paper                                                                                   6,815,516

FEDERAL AGENCY DISCOUNT NOTES  -  9.03%
Fannie Mae
  May 12, 2004                                                          0.98                150,000        149,829
Federal Farm Credit Banks
  April 16, 2004                                                        0.97                 25,000         24,989
  May 7, 2004                                                           0.95                 55,000         54,946
Federal Home Loan Bank
  April 7, 2004                                                         1.00                 25,000         24,995
  April 16, 2004                                                        0.99                 50,000         49,978
  May 7, 2004                                                           0.98                 50,000         49,949
  May 21, 2004                                                          0.98                 25,000         24,965
Freddie Mac
  April 1, 2004                                                         0.99                 15,000         15,000
  May 4, 2004                                                           0.99                 65,000         64,939
  May 11, 2004                                                          0.98                 50,000         49,944
International Bank for Reconstruction and Development
  April 6, 2004                                                         0.96                 50,000         49,992
  April 12, 2004                                                        0.96                 50,000         49,984
  April 16, 2004                                                        0.98                100,000         99,957
Sallie Mae (2)
  May 20, 2004                                                          1.01                 25,000         24,996
  June 17, 2004                                                         1.02                 15,000         15,000
Total federal agency discount notes                                                                        749,463

U.S. TREASURIES  -  6.63%
U.S. Treasury Bills
  April 1, 2004                                                         0.97                100,000         99,997
  April 8, 2004                                                         0.97                100,000         99,979
  April 15, 2004                                                        0.92                225,000        224,919
  April 22, 2004                                                        0.97                100,000         99,942
  April 29, 2004                                                        0.96                 25,000         24,980
Total U.S. Treasuries                                                                                      549,817


TOTAL INVESTMENT SECURITIES (cost: $8,314,776,000)                                                       8,314,796
Other assets less liabilities                                                                              -15,814

NET ASSETS                                                                                              $8,298,982

(1) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at March 31, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $8,314,776)                                                $8,314,796
 Cash                                                                    3,048
 Receivables for:
  Sales of fund's shares                               $41,211
 Interest                                                  304         $41,515
 Other assets                                                                4
                                                                     8,359,363
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                          56,586
  Dividends on fund's shares                                98
  Investment advisory services                           1,128
  Services provided by affiliates                        2,474
  Deferred Trustees' compensation                           38
  Other fees and expenses                                   57          60,381
NET ASSETS AT MARCH 31, 2004                                        $8,298,982

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                   $8,298,962
 Net unrealized appreciation                                                20
NET ASSETS AT MARCH 31, 2004                                        $8,298,982



SHARES  OF  BENEFICIAL  INTEREST  ISSUED  AND  OUTSTANDING  -  UNLIMITED  SHARES
AUTHORIZED
                                            SHARES           NET ASSET
                       NET ASSETS         OUTSTANDING     VALUE PER SHARE

Class A                $7,406,236          7,406,218          $1.00
Class B                   134,667            134,666           1.00
Class C                    70,843             70,842           1.00
Class F                     8,402              8,402           1.00
Class 529-A               100,560            100,560           1.00
Class 529-B                 1,155              1,155           1.00
Class 529-C                 4,048              4,048           1.00
Class 529-E                 5,048              5,048           1.00
Class 529-F                 2,567              2,567           1.00
Class R-1                   9,433              9,433           1.00
Class R-2                 280,849            280,849           1.00
Class R-3                 181,009            181,009           1.00
Class R-4                  33,191             33,191           1.00
Class R-5                  60,974             60,974           1.00

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                               unaudited
for the six months ended March 31, 2004                    dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                             $43,435

 Fees and expenses:
  Investment advisory services                         $11,765
  Distribution services                                  5,456
  Transfer agent services                                6,490
  Administrative services                                1,399
  Reports to shareholders                                   69
  Registration statement and prospectus                    227
  Postage, stationery and supplies                       1,159
  Trustees' compensation                                    23
  Auditing and legal                                        61
  Custodian                                                106
  State and local taxes                                     13
  Other                                                     67
  Total expenses before reimbursement                   26,835
   Reimbursement of expenses                            11,028          15,807
 Net investment income                                                  27,628

NET UNREALIZED APPRECIATION ON INVESTMENTS                                  39
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $27,667


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)

                                                               Six months ended        Year ended
                                                                March 31, 2004*     September 30, 2003

OPERATIONS:
 Net investment income                                            $27,628                $91,848
 Net unrealized appreciation (depreciation) on investments             39                     (4)
  Net increase in net assets
   resulting from operations                                       27,667                 91,844

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME                                      (27,628)               (91,828)

CAPITAL SHARE TRANSACTIONS                                       (431,638)                32,809

TOTAL (DECREASE) INCREASE IN NET ASSETS                          (431,599)                32,825

NET ASSETS:
 Beginning of period                                            8,730,581              8,697,756
 End of period                                                 $8,298,982             $8,730,581

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

------------------------------------------------------------------------------------------------------------
                        INITIAL SALES        CONTINGENT DEFERRED SALES
   SHARE CLASS            CHARGE              CHARGE UPON REDEMPTION            CONVERSION FEATURE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Classes A and 529-A      None                      None                          None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Classes B and 529-B      None                Declines from 5% to zero       Classes B and 529-B
                                               for redemptions within         convert to classes A
                                               six years of purchase          and 529-A, respectively,
                                                                              after eight years
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Class C                  None                1% for redemptions within      Class C converts to Class F
                                               one year of purchase           after 10 years
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Class 529-C              None                1% for redemptions within           None
                                                one year of purchase
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Class 529-E              None                      None                          None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Classes F and 529-F      None                      None                          None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,     None                      None                          None
      R-4 and R-5
------------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2004, the cost of investment securities for federal income tax purposes was $8,314,776,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income                                     $ 134
Gross unrealized appreciation on investment securities                     29
Gross unrealized depreciation on investment securities                     (9)

Tax basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):


                                SIX MONTHS ENDED              YEAR ENDED
SHARE CLASS                      MARCH 31, 2004           SEPTEMBER 30, 2003

Class A                            $ 26,848                  $ 90,058
Class B                                  73                       252
Class C                                  34                       127
Class F                                   9                        67
Class 529-A                             189                       425
Class 529-B                              -*                         1
Class 529-C                               2                         3
Class 529-E                               2                         7
Class 529-F                               2                         4
Class R-1                                 4                         5
Class R-2                               125                       139
Class R-3                                81                       167
Class R-4                                51                        96
Class R-5                               208                       477
Total                              $ 27,628                  $ 91,828

*Amount less than one thousand.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the six months ended March 31, 2004, the investment advisory services fee was $11,765,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's expenses to the extent that annual operating expenses for Class A shares exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. Low income levels, caused by the decline in short-term interest rates, have resulted in expenses exceeding this limit. During the six months ended March 31, 2004, these reimbursements totaled $9,449,000. It is likely that expenses will continue to be reimbursed while short-term interest rates remain low. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     ---------------------------------------------------------------------------
     SHARE CLASS                    CURRENTLY APPROVED LIMITS      PLAN LIMITS
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class A                                  0.15%                   0.15%
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class 529-A                               0.15                    0.50
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes B and 529-B                       0.90                    0.90
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes C, 529-C and R-1                  1.00                    1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class R-2                                 0.75                    1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes 529-E and R-3                     0.50                    0.75
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes F, 529-F and R-4                  0.25                    0.50
     ---------------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2004, the total fees paid by CRMC were $357,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended March 31, 2004, were as follows (dollars in thousands):

     --------------------------------------------------------------------------------------------------------------
                                                                          ADMINISTRATIVE SERVICES
                                                       ------------------------------------------------------------
                                                                                                 COMMONWEALTH OF
                                                              CRMC                                   VIRGINIA
                      DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE     TRANSFER AGENT        ADMINISTRATIVE
        SHARE CLASS     SERVICES         SERVICES           SERVICES           SERVICES              SERVICES
     --------------------------------------------------------------------------------------------------------------
         Class A         $2,992           $6,408         Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class B           644               82          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class C           331           Included             $50                 $12            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class F            7            Included              4                   1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-A          23           Included              71                  19                 $48
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-B          5            Included              1                   -*                   1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-C          18           Included               3                  1                    2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-E          12           Included              3                   1                    2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-F          3            Included              2                  -*                    1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-1           42           Included              6                   5             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-2          939           Included             188                 663            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-3          404           Included              121                133            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-4           36           Included              22                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-5    Not applicable      Included              32                  6             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
          Total          $5,456           $6,490              $503               $842                 $54
     ----------------==============================================================================================
     * Amount less than one thousand.

     Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the six months ended March 31, 2004, the total fees paid by CRMC for classes B, C, 529-B, 529-C, 529-E, R-1, R-2 and R-3 were $1,222,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                              REINVESTMENTS OF                                   NET (DECREASE)
                                         SALES(1)                DIVIDENDS               REPURCHASES(1)             INCREASE
SHARE CLASS                        AMOUNT        SHARES       AMOUNT     SHARES       AMOUNT        SHARES       AMOUNT     SHARES

SIX MONTHS ENDED MARCH 31, 2004
Class A                          $6,315,723    6,315,723     $25,800     25,800    $ (6,844,989)  (6,844,989)  $(503,466)  (503,466)
Class B                              52,183       52,183          66         66         (90,508)     (90,508)    (38,259)   (38,259)
Class C                              68,692       68,692          30         30         (86,600)     (86,600)    (17,878)   (17,878)
Class F                               9,300        9,300           7          7          (8,247)      (8,247)      1,060      1,060
Class 529-A                          56,250       56,250         186        186         (45,173)     (45,173)     11,263     11,263
Class 529-B                             522          522          -*         -*            (449)        (449)         73         73
Class 529-C                           1,777        1,777           2          2          (1,188)      (1,188)        591        591
Class 529-E                           2,542        2,542           2          2          (2,110)      (2,110)        434        434
Class 529-F                           1,662        1,662           2          2          (1,415)      (1,415)        249        249
Class R-1                             8,992        8,992           4          4          (7,243)      (7,243)      1,753      1,753
Class R-2                           510,939      510,939         117        117        (435,835)    (435,835)     75,221     75,221
Class R-3                           301,749      301,749          77         77        (259,010)    (259,010)     42,816     42,816
Class R-4                            40,923       40,923          51         51         (33,939)     (33,939)      7,035      7,035
Class R-5                            59,885       59,885         200        200         (72,615)     (72,615)    (12,530)   (12,530)
Total net increase
   (decrease)                    $7,431,139    7,431,139     $26,544     26,544    $ (7,889,321)  (7,889,321)  $(431,638)  (431,638)

YEAR ENDED SEPTEMBER 30, 2003
Class A                         $15,232,335   15,232,335     $86,266     86,266    $(15,714,246) (15,714,246)  $(395,645)  (395,645)
Class B                             233,546      233,546         232        232        (218,968)    (218,968)     14,810     14,810
Class C                             470,206      470,206         112        112        (481,173)    (481,173)    (10,855)   (10,855)
Class F                             130,042      130,042          36         36        (133,112)    (133,112)     (3,034)    (3,034)
Class 529-A                         115,515      115,515         416        416         (60,929)     (60,929)     55,002     55,002
Class 529-B                           1,235        1,235           1          1            (517)        (517)        719        719
Class 529-C                           4,360        4,360           3          3          (1,894)      (1,894)      2,469      2,469
Class 529-E                           5,577        5,577           6          6          (2,336)      (2,336)      3,247      3,247
Class 529-F                           3,376        3,376           4          4          (1,063)      (1,063)      2,317      2,317
Class R-1                            17,203       17,203           5          5         (10,483)     (10,483)      6,725      6,725
Class R-2                           852,833      852,833         124        124        (669,787)    (669,787)    183,170    183,170
Class R-3                           567,375      567,375         155        155        (444,141)    (444,141)    123,389    123,389
Class R-4                            62,875       62,875          92         92         (37,312)     (37,312)     25,655     25,655
Class R-5                           116,674      116,674         447        447         (92,281)     (92,281)     24,840     24,840
Total net increase
   (decrease)                   $17,813,152   17,813,152     $87,899     87,899    $(17,868,242) (17,868,242)   $ 32,809     32,809

*Amount less than one thousand.

(1)  Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities that can be resold only to institutional investors. These securities are identified in the investment portfolio and, in practice, are as liquid as unrestricted securities in the portfolio. As of March 31, 2004, the total value of restricted securities was $2,758,000, which represented 33.24% of the net assets of the fund.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $106,000 included $6,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                            NET ASSET                                 DIVIDENDS
                                             VALUE,                NET                FROM NET            NET ASSET
                                            BEGINNING           INVESTMENT           INVESTMENT           VALUE, END       TOTAL
                                            OF PERIOD           INCOME (2)             INCOME             OF PERIOD      RETURN (3)
CLASS A:
 Six months ended 3/31/2004  (5)              $1.00               $.004                 (.004)              $1.00            .35%
 Year ended 9/30/2003                          1.00                .011                 (.011)               1.00           1.05
 Year ended 9/30/2002                          1.00                .013                 (.013)               1.00           1.35
 Year ended 9/30/2001                          1.00                .045                 (.045)               1.00           4.63
 Year ended 9/30/2000                          1.00                .055                 (.055)               1.00           5.66
 Year ended 9/30/1999                          1.00                .045                 (.045)               1.00           4.59
CLASS B:
 Six months ended 3/31/2004  (5)               1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .001                 (.001)               1.00            .13
 Year ended 9/30/2002                          1.00                .005                 (.005)               1.00            .53
 Year ended 9/30/2001                          1.00                .037                 (.037)               1.00           3.75
 Period from 3/15/2000 to 9/30/2000            1.00                .027                 (.027)               1.00           2.73
CLASS C:
 Six months ended 3/31/2004  (5)               1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .001                 (.001)               1.00            .12
 Year ended 9/30/2002                          1.00                .004                 (.004)               1.00            .40
 Period from 3/16/2001 to 9/30/2001            1.00                .014                 (.014)               1.00           1.40
CLASS F:
 Six months ended 3/31/2004  (5)               1.00                .002                 (.002)               1.00            .16
 Year ended 9/30/2003                          1.00                .006                 (.006)               1.00            .55
 Year ended 9/30/2002                          1.00                .011                 (.011)               1.00           1.13
 Period from 3/26/2001 to 9/30/2001            1.00                .017                 (.017)               1.00           1.71
CLASS 529-A:
 Six months ended 3/31/2004  (5)               1.00                .002                 (.002)               1.00            .20
 Year ended 9/30/2003                          1.00                .007                 (.007)               1.00            .66
 Period from 2/15/2002 to 9/30/2002            1.00                .007                 (.007)               1.00            .73
CLASS 529-B:
 Six months ended 3/31/2004  (5)               1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .001                 (.001)               1.00            .12
 Period from 6/7/2002 to 9/30/2002             1.00                .001                 (.001)               1.00            .09
CLASS 529-C:
 Six months ended 3/31/2004  (5)               1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .001                 (.001)               1.00            .12
 Period from 4/2/2002 to 9/30/2002             1.00                .002                 (.002)               1.00            .15
CLASS 529-E:
 Six months ended 3/31/2004  (5)               1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .002                 (.002)               1.00            .22
 Period from 3/11/2002 to 9/30/2002            1.00                .004                 (.004)               1.00            .39
CLASS 529-F:
 Six months ended 3/31/2004  (5)               1.00                .001                 (.001)               1.00            .10
 Year ended 9/30/2003                          1.00                .004                 (.004)               1.00            .43
 Period from 9/16/2002 to 9/30/2002            1.00                  -  (8)               -   (8)            1.00            .04
CLASS R-1:
 Six months ended 3/31/2004 (5)                1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .001                 (.001)               1.00            .12
 Period from 5/29/2002 to 9/30/2002            1.00                .001                 (.001)               1.00            .10
CLASS R-2:
 Six months ended 3/31/2004 (5)                1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .001                 (.001)               1.00            .12
 Period from 5/21/2002 to 9/30/2002            1.00                .001                 (.001)               1.00            .11
CLASS R-3:
 Six months ended 3/31/2004 (5)                1.00                .001                 (.001)               1.00            .05
 Year ended 9/30/2003                          1.00                .002                 (.002)               1.00            .23
 Period from 6/4/2002 to 9/30/2002             1.00                .002                 (.002)               1.00            .22
CLASS R-4:
 Six months ended 3/31/2004 (5)                1.00                .002                 (.002)               1.00            .18
 Year ended 9/30/2003                          1.00                .006                 (.006)               1.00            .55
 Period from 6/27/2002 to 9/30/2002            1.00                .002                 (.002)               1.00            .23
CLASS R-5:
 Six months ended 3/31/2004 (5)                1.00                .003                 (.003)               1.00            .32
 Year ended 9/30/2003                          1.00                .009                 (.009)               1.00            .87
 Period from 5/15/2002 to 9/30/2002            1.00                .005                 (.005)               1.00            .50

                                                             RATIO OF EXPENSES        RATIO OF EXPENSES            RATIO OF
                                          NET ASSETS,         TO AVERAGE NET           TO AVERAGE NET             NET INCOME
                                         END OF PERIOD        ASSETS BEFORE             ASSETS AFTER              TO AVERAGE
                                         (IN MILLIONS)        REIMBURSEMENTS          REIMBURSEMENTS (4)          NET ASSETS

CLASS A:
 Six months ended 3/31/2004  (5)            $7,406                .57%(6)                    .25%(6)                  .77%
 Year ended 9/30/2003                        7,910                .55                        .23                     1.05
 Year ended 9/30/2002                        8,305                .59                        .59                     1.33
 Year ended 9/30/2001                        7,075                .59                        .59                     4.48
 Year ended 9/30/2000                        5,417                .61                        .61                     5.53
 Year ended 9/30/1999                        5,863                .58                        .58                     4.52
CLASS B:
 Six months ended 3/31/2004  (5)               135               1.33 (6)                    .93 (6)                  .10
 Year ended 9/30/2003                          173               1.38                       1.14                      .14
 Year ended 9/30/2002                          158               1.40                       1.40                      .47
 Year ended 9/30/2001                           46               1.41                       1.41                     3.01
 Period from 3/15/2000 to 9/30/2000              1               1.43 (6)                   1.43 (6)                 5.21
CLASS C:
 Six months ended 3/31/2004  (5)                71               1.50 (6)                    .93 (6)                  .10
 Year ended 9/30/2003                           89               1.55                       1.16                      .12
 Year ended 9/30/2002                          100               1.55                       1.51                      .31
 Period from 3/16/2001 to 9/30/2001             13               1.59 (6)                   1.55 (6)                 2.05
CLASS F:
 Six months ended 3/31/2004  (5)                 8                .73 (6)                    .69 (6)                  .33
 Year ended 9/30/2003                            7                .73                        .73                      .58
 Year ended 9/30/2002                           10                .77                        .77                     1.11
 Period from 3/26/2001 to 9/30/2001              4                .80 (6)                    .80 (6)                 3.09
CLASS 529-A:
 Six months ended 3/31/2004  (5)               101                .66 (6)                    .63 (6)                  .40
 Year ended 9/30/2003                           89                .62                        .62                      .61
 Period from 2/15/2002 to 9/30/2002             34                .60 (6)                    .60 (6)                 1.16
CLASS 529-B:
 Six months ended 3/31/2004  (5)                 1               1.54 (6)                    .93 (6)                  .10
 Year ended 9/30/2003                            1               1.52                       1.13                      .12
 Period from 6/7/2002 to 9/30/2002               -  (7)           .47                        .47                      .08
CLASS 529-C:
 Six months ended 3/31/2004  (5)                 4               1.63 (6)                    .93 (6)                  .10
 Year ended 9/30/2003                            3               1.62                       1.11                      .11
 Period from 4/2/2002 to 9/30/2002               1                .79                        .75                      .12
CLASS 529-E:
 Six months ended 3/31/2004  (5)                 5               1.11 (6)                    .93 (6)                  .10
 Year ended 9/30/2003                            5               1.11                       1.05                      .17
 Period from 3/11/2002 to 9/30/2002              1               1.09 (6)                   1.09 (6)                  .66
CLASS 529-F:
 Six months ended 3/31/2004  (5)                 3                .86 (6)                    .83 (6)                  .20
 Year ended 9/30/2003                            2                .85                        .85                      .33
 Period from 9/16/2002 to 9/30/2002              -  (7)           .03                        .03                      .04
CLASS R-1:
 Six months ended 3/31/2004 (5)                  9               1.56 (6)                    .93 (6)                  .10 (6)
 Year ended 9/30/2003                            8               1.61                       1.08                      .10
 Period from 5/29/2002 to 9/30/2002              1                .71                        .51                      .09
CLASS R-2:
 Six months ended 3/31/2004 (5)                281               1.73 (6)                    .93 (6)                  .10 (6)
 Year ended 9/30/2003                          206               1.68                       1.08                      .11
 Period from 5/21/2002 to 9/30/2002             23                .57                        .52                      .11
CLASS R-3:
 Six months ended 3/31/2004 (5)                181               1.11 (6)                    .93 (6)                  .10 (6)
 Year ended 9/30/2003                          138               1.10                       1.03                      .17
 Period from 6/4/2002 to 9/30/2002              15                .37                        .34                      .22
CLASS R-4:
 Six months ended 3/31/2004 (5)                 33                .70 (6)                    .68 (6)                  .35 (6)
 Year ended 9/30/2003                           26                .72                        .72                      .48
 Period from 6/27/2002 to 9/30/2002              1                .30                        .19                      .27
CLASS R-5:
 Six months ended 3/31/2004 (5)                 61                .42 (6)                    .38 (6)                  .65 (6)
 Year ended 9/30/2003                           74                .41                        .41                      .84
 Period from 5/15/2002 to 9/30/2002             49                .16                        .16                      .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3)  Total returns exclude all contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. During the start-up period for the retirement share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than $1 million.
(8)  Amount less than $.001.

See Notes to Financial Statements



OTHER SHARE CLASS RESULTS


CLASS B, CLASS C, CLASS F AND CLASS 529                              unaudited
Returns for periods ended March 31, 2004:

                                                                       1 YEAR           LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
  (CDSC), maximum of 5%, payable only if shares are
  sold within six years of purchase                                   - 4.90%            + 1.29% (1)
Not reflecting CDSC                                                   + 0.10%            + 1.77% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
  shares are sold within one year of purchase                         - 0.90%            + 0.65% (2)
Not reflecting CDSC                                                   + 0.10%            + 0.65% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by
  sponsoring firm                                                     + 0.36%            + 1.18% (4)

CLASS 529-A SHARES                                                    + 0.45%            + 0.75% (5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
  only if shares are sold within six years of purchase                - 4.90%            - 2.08% (6)
Not reflecting CDSC                                                   + 0.10%            + 0.15% (6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
  shares are sold within one year of purchase                         - 0.90%            + 0.16% (7)
Not reflecting CDSC                                                   + 0.10%            + 0.16% (7)

CLASS 529-E SHARES (3)                                                + 0.11%            + 0.32% (8)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by
  sponsoring firm                                                     + 0.24%            + 0.37% (9)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.


(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 16, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 26, 2001, when Class F shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(6) Average annual total return from June 7, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from April 2, 2002, when Class 529-C shares were first sold.
(8) Average annual total return from March 11, 2002, when Class 529-E shares were first sold.
(9) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.




THE U.S. TREASURY MONEY FUND OF AMERICA
INVESTMENT PORTFOLIO, March 31, 2004                                  unaudited

                                                                  PRINCIPAL        MARKET
                                                 YIELD AT          AMOUNT          VALUE
SHORT-TERM SECURITIES - 100.17%                 ACQUISITION         (000)          (000)

U.S. TREASURIES - 100.17%
 U.S. Treasury Bills 4-1-04                     0.86%-0.89%       $ 57,400        $ 57,399
 U.S. Treasury Bills 4-8-04                     0.87%-0.97%         50,000          49,991
 U.S. Treasury Bills 4-15-04                    0.90%-0.97%         75,000          74,974
 U.S. Treasury Bills 4-22-04                    0.88%-0.89%         60,000          59,969
 U.S. Treasury Bills 4-29-04                    0.91%-0.94%         50,000          49,964
 U.S. Treasury Bills 5-6-04                     0.88%-0.93%         81,100          81,028
 U.S. Treasury Bills 5-13-04                    0.91%-0.92%         18,600          18,580
 U.S. Treasury Bills 5-20-04                    0.94%-0.95%         25,000          24,970
 U.S. Treasury Bills 6-3-04                     0.94%-0.96%         49,000          48,922
 U.S. Treasury Bills 6-10-04                    0.93%-0.96%         24,300          24,257
 U.S. Treasury Bills 6-17-04                    0.93%-0.95%         24,800          24,751
 U.S. Treasury Bills 6-24-04                          0.94%         50,000          49,894

TOTAL INVESTMENT SECURITIES (cost: $564,682,000)                                   564,699
Other assets less liabilities                                                         (942)

NET ASSETS                                                                        $563,757

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at March 31, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $564,682)                     $564,699
 Cash                                                                      241
 Receivables for sales of fund's shares                                  1,121
                                                                       566,061
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                             $1,975
  Dividends on fund's shares                                    5
  Investment advisory services                                128
  Services provided by affiliates                             172
  Deferred Trustees' compensation                              13
  Other fees and expenses                                      11        2,304
NET ASSETS AT MARCH 31, 2004                                          $563,757

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                     $563,740
 Net unrealized appreciation                                                17
NET ASSETS AT MARCH 31, 2004                                          $563,757

SHARES  OF  BENEFICIAL  INTEREST  ISSUED  AND  OUTSTANDING  -  UNLIMITED  SHARES
AUTHORIZED
                                              SHARES        NET ASSET
                           NET ASSETS      OUTSTANDING    VALUE PER SHARE

Class A                     $525,879         525,863           $1.00
Class R-1                        775             775            1.00
Class R-2                     17,481          17,480            1.00
Class R-3                     11,895          11,895            1.00
Class R-4                      2,139           2,139            1.00
Class R-5                      5,588           5,588            1.00


See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended March 31, 2004                 (dollars in thousands)

INVESTMENT INCOME:

 Income:
  Interest                                                              $2,778

 Fees and expenses:
  Investment advisory services                               $916
  Distribution services                                       393
  Transfer agent services                                     415
  Administrative services                                      82
  Reports to shareholders                                       5
  Registration statement and prospectus                        73
  Postage, stationery and supplies                             93
  Trustees' compensation                                        9
  Auditing and legal                                           34
  Custodian                                                    11
  State and local taxes                                         8
  Other                                                        21
  Total expenses before reimbursement                       2,060
   Reimbursement of expenses                                  118        1,942
 Net investment income                                                     836

NET UNREALIZED DEPRECIATION ON INVESTMENTS                                 (12)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $824


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                SIX MONTHS          YEAR ENDED
                                              ENDED MARCH 31,     SEPTEMBER 30,
                                                   2004*               2003
OPERATIONS:
 Net investment income                             $836               $4,537
 Net unrealized (depreciation) appreciation
  on investments                                   (12)                 13
  Net increase in net assets
   resulting from operations                        824               4,550

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                        (835)             (4,538)

CAPITAL SHARE TRANSACTIONS                       (99,746)            (24,951)

TOTAL DECREASE IN NET ASSETS                     (99,757)            (24,939)

NET ASSETS:
 Beginning of period                              663,514            688,453
 End of period                                   $563,757            $663,514

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2004, the cost of investment securities for federal income tax purposes was $564,682,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income                                      $18
Gross unrealized appreciation on investment securities                    17


Tax basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):


                             SIX MONTHS ENDED              YEAR ENDED
SHARE CLASS                   MARCH 31, 2004           SEPTEMBER 30, 2003

Class A                         $ 808                       $ 4,486
Class R-1                          -*                            -*
Class R-2                           8                            10
Class R-3                           6                             8
Class R-4                           2                             4
Class R-5                          11                            30
Total                           $ 835                       $ 4,538

* Amount less than one thousand.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. For the six months ended March 31, 2004, the investment advisory services fee was $916,000.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     -----------------------------------------------------------------------
     Share class          Currently approved limits         Plan limits
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class A                         0.15%                      0.15%
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class R-1                       1.00                       1.00
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class R-2                       0.75                       1.00
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class R-3                       0.50                       0.75
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class R-4                       0.25                       0.50
     -----------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than Class A. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2004, the total fees paid by CRMC were $25,000. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended March 31, 2004, were as follows (dollars in thousands):

     -----------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE SERVICES
                                                       ---------------------------------------
                                                              CRMC
                      DISTRIBUTION    TRANSFER AGENT      ADMINISTRATIVE    TRANSFER AGENT
       SHARE CLASS      SERVICES         SERVICES            SERVICES           SERVICES
     -----------------------------------------------------------------------------------------
         Class A          $294             $415           Not applicable    Not applicable
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
        Class R-1           2            Included             $ -*                $ -*
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
        Class R-2           65           Included              13                  47
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
        Class R-3           29           Included               9                  9
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
        Class R-4           3            Included               2                  -*
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
        Class R-5    Not applicable      Included               2                  -*
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
          Total           $393             $415               $26                 $56
     =========================================================================================
     * Amount less than one thousand.

     Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the six months ended March 31, 2004, the total fees paid by CRMC for classes R-1, R-2, R-3 and R-4 were $93,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                          REINVESTMENTS                                       NET (DECREASE)
                                      SALES(1)             OF DIVIDENDS            REPURCHASES(1)                INCREASE
SHARE CLASS                     AMOUNT       SHARES      AMOUNT     SHARES     AMOUNT         SHARES       AMOUNT        SHARES

SIX MONTHS ENDED MARCH 31, 2004
Class A                         $201,368     201,368       $ 769       769    $ (307,579)    (307,579)    $(105,442)     (105,442)
Class R-1                            723         723          -*        -*          (279)        (279)          444           444
Class R-2                         25,145      25,145           8         8       (22,250)     (22,250)        2,903         2,903
Class R-3                          6,825       6,825           6         6        (6,058)      (6,058)          773           773
Class R-4                          3,736       3,736           2         2        (3,092)      (3,092)          646           646
Class R-5                          6,856       6,856           7         7        (5,933)      (5,933)          930           930
Total net increase
   (decrease)                   $244,653     244,653       $ 792       792    $ (345,191)    (345,191)     $(99,746)      (99,746)

YEAR ENDED SEPTEMBER 30, 2003
Class A                         $778,494     778,494      $4,259     4,259    $ (834,303)    (834,303)     $(51,550)      (51,550)
Class R-1                            382         382          -*        -*          (270)        (270)          112           112
Class R-2                         49,988      49,988           9         9       (36,844)     (36,844)       13,153        13,153
Class R-3                         35,967      35,967           6         6       (24,898)     (24,898)       11,075        11,075
Class R-4                          6,541       6,541           4         4        (5,101)      (5,101)        1,444         1,444
Class R-5                          6,797       6,797          15        15        (5,997)      (5,997)          815           815
Total net increase
   (decrease)                   $878,169     878,169      $4,293     4,293    $ (907,413)    (907,413)     $(24,951)      (24,951)

*    Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $11,000 included $1,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS  (1)

                                              NET ASSET                             DIVIDENDS
                                                VALUE,             NET              FROM NET          NET ASSET
                                              BEGINNING         INVESTMENT         INVESTMENT         VALUE, END          TOTAL
                                              OF PERIOD         INCOME (2)           INCOME           OF PERIOD           RETURN
CLASS A:
 Six months ended 3/31/2004  (4)                $1.00             $.001             $(.001)             $1.00              .14%
 Year ended 9/30/2003                            1.00              .006              (.006)              1.00              .63
 Year ended 9/30/2002                            1.00              .013              (.013)              1.00             1.29
 Year ended 9/30/2001                            1.00              .042              (.042)              1.00             4.27
 Year ended 9/30/2000                            1.00              .049              (.049)              1.00             5.01
 Year ended 9/30/1999                            1.00              .039              (.039)              1.00             4.00
CLASS R-1:
 Six months ended 3/31/2004  (4)                 1.00              .001              (.001)              1.00              .05
 Year ended 9/30/2003                            1.00              .001              (.001)              1.00              .12
 Period from 7/12/2002 to 9/30/2002              1.00              .001              (.001)              1.00              .11
CLASS R-2:
 Six months ended 3/31/2004  (4)                 1.00              .001              (.001)              1.00              .05
 Year ended 9/30/2003                            1.00              .001              (.001)              1.00              .12
 Period from 6/11/2002 to 9/30/2002              1.00              .001              (.001)              1.00              .08
CLASS R-3:
 Six months ended 3/31/2004  (4)                 1.00              .001              (.001)              1.00              .05
 Year ended 9/30/2003                            1.00              .002              (.002)              1.00              .18
 Period from 8/16/2002 to 9/30/2002              1.00              .001              (.001)              1.00              .07
CLASS R-4:
 Six months ended 3/31/2004  (4)                 1.00              .001              (.001)              1.00              .07
 Year ended 9/30/2003                            1.00              .004              (.004)              1.00              .43
 Period from 8/2/2002 to 9/30/2002               1.00              .002              (.002)              1.00              .17
CLASS R-5:
 Six months ended 3/31/2004  (4)                 1.00              .002              (.002)              1.00              .22
 Year ended 9/30/2003                            1.00              .008              (.008)              1.00              .75
 Period from 5/15/2002 to 9/30/2002              1.00              .005              (.005)              1.00              .47


                                                               RATIO OF EXPENSES        RATIO OF EXPENSES        RATIO OF
                                            NET ASSETS,        TO AVERAGE NET           TO AVERAGE NET           NET INCOME
                                            END OF PERIOD      ASSETS BEFORE            ASSETS AFTER             TO AVERAGE
                                            (IN MILLIONS)      REIMBURSEMENT            REIMBURSEMENT (3)        NET ASSETS

CLASS A:
 Six months ended 3/31/2004  (4)              $526                 .63% (5)                  .63% (5)                .28% (5)
 Year ended 9/30/2003                          631                 .58                       .58                     .63
 Year ended 9/30/2002                          683                 .63                       .63                    1.27
 Year ended 9/30/2001                          489                 .66                       .66                    4.12
 Year ended 9/30/2000                          369                 .62                       .62                    4.81
 Year ended 9/30/1999                          467                 .59                       .59                    3.95
CLASS R-1:
 Six months ended 3/31/2004  (4)                 1                 .94 (5)                   .81  (5)                .10  (5)
 Year ended 9/30/2003                            - (6)            1.44                      1.08                     .12
 Period from 7/12/2002 to 9/30/2002              - (6)             .52                       .32                     .05
CLASS R-2:
 Six months ended 3/31/2004  (4)                17                1.09 (5)                   .81  (5)                .10  (5)
 Year ended 9/30/2003                           15                1.25                      1.02                     .10
 Period from 6/11/2002 to 9/30/2002              1                 .48                       .44                     .08
CLASS R-3:
 Six months ended 3/31/2004  (4)                12                 .82 (5)                   .81  (5)                .10  (5)
 Year ended 9/30/2003                           11                1.04                       .99                     .11
 Period from 8/16/2002 to 9/30/2002              - (6)             .20                       .13                      .07
CLASS R-4:
 Six months ended 3/31/2004  (4)                 2                 .77 (5)                   .77  (5)                .14  (5)
 Year ended 9/30/2003                            2                 .79                       .77                     .36
 Period from 8/2/2002 to 9/30/2002               - (6)             .33                       .12                     .15
CLASS R-5:
 Six months ended 3/31/2004  (4)                 6                 .46 (5)                   .46  (5)                .44  (5)
 Year ended 9/30/2003                            5                 .46                       .46                     .73
 Period from 5/15/2002 to 9/30/2002              4                 .18                       .18                     .46


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(4)  Unaudited.
(5)  Annualized.
(6)  Amount less than $1 million.

See Notes to Financial Statements



THE TAX-EXEMPT MONEY FUND OF AMERICA                                  Unaudited
INVESTMENT PORTFOLIO, March 31, 2004


                                                                                                           PRINCIPAL       MARKET
                                                                                           YIELD AT         AMOUNT          VALUE
SHORT-TERM SECURITIES - 99.14%                                                            ACQUISITION        (000)          (000)

ALABAMA  -  1.28%
Industrial Dev. Board of City of Montgomery, Pollution Control and Solid Waste
  Disposal Rev. Ref. Bonds (General Electric Co. Project), Series 1990, 0.95% 5/7/04         0.95%          $5,000         $5,000

ARIZONA  -  3.46%
Salt River Project Agricultural Improvement & Power Dist., TECP, Series B:
 0.95% 4/2/04                                                                                0.95            1,000          1,000
 0.95% 4/8/04                                                                                0.95            2,006          2,006
 0.92% 5/4/04                                                                                0.92            5,000          5,000
 0.93% 5/7/04                                                                                0.93            5,500          5,500

CALIFORNIA  -  0.77%
San Diego Community College Dist., San Diego County, California, Tax-Exempt
  G.O. Bonds, Election 2002, Series 2003-A, FSA insured, 3.00% 5/1/04                        0.99            3,000          3,005

DELAWARE  -  0.51%
Econ. Dev. Auth., Industrial Dev. Rev. Bonds (Clean Power Project),
  Series 1997-D, AMT, 1.10% 8/1/29 (1)                                                       1.10            2,000          2,000

DISTRICT OF COLUMBIA  -  6.23%
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000, TECP:
 0.95% 4/5/04                                                                                0.95            3,800          3,800
 0.95% 5/4/04                                                                                0.95            2,500          2,500
 0.92% 5/5/04                                                                                0.92            8,000          8,000
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured, TECP:
 Series 1999-B:
  0.93% 5/14/04                                                                              0.93            3,500          3,500
  0.98% 5/24/04                                                                              0.98            4,500          4,500
 Series 1999-C, 0.98% 5/28/04                                                                0.98            2,000          2,000

FLORIDA  -  12.35%
State Board of Education, Public Education Capital Outlay Bonds, Series 1994-A,
  5.875% 6/1/16 (preref. 6/1/04)                                                             0.98            1,665          1,695
Municipal Power Agcy, Initial Pooled Loan Project, Series 1995-A, TECP:
 0.96% 4/6/04                                                                                0.96            3,400          3,400
 0.92% 5/17/04                                                                               0.92            2,000          2,000
Jacksonville County Electric Auth., Series 1993-C1, TECP:
 0.95% 4/12/04                                                                               0.95            5,800          5,800
 0.93% 5/17/04                                                                               0.93            2,349          2,349
 0.93% 5/18/04                                                                               0.93            5,000          5,000
Pinellas County Educational Facs. Auth., Rev. Ref. Program Bonds (Pooled
  Independent Higher Education Institutions Loan Program), Series 1985,
  TECP, 0.97% 4/6/04                                                                         0.97            5,100          5,100
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
  Hospital Project), TECP:
 Series 1985-B:
  0.94% 5/19/04                                                                              0.94            1,000          1,000
  0.95% 5/26/04                                                                              0.95            3,900          3,900
 Series 1985-C, 0.92% 5/12/04                                                                0.92            8,900          8,900
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
  Program), AMBAC/FGIC insured, TECP:
 Series 2000-A:
  0.97% 4/7/04                                                                               0.97            3,000          3,000
  0.95% 5/27/04                                                                              0.95            3,135          3,135
 Series 2000-D:
  0.95% 5/6/04                                                                               0.95            1,500          1,500
  0.92% 5/10/04                                                                              0.92            1,400          1,400

GEORGIA  -  1.79%
Municipal Electric Auth. of Georgia Power Project, TECP:
 Series 1985-A, 0.92% 4/12/04                                                                0.92            4,000          4,000
 Series 1985-B, 0.93% 5/7/04                                                                 0.93            2,000          2,000
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds
  (University of Georgia Athletic Association Project), Series 2003,
  1.10% 8/1/33 (1)                                                                           1.10            1,000          1,000

INDIANA  -  1.55%
Health Fac. Fncg. Auth., Variable Rate Demand Rev. Bonds (Community Mental
  Health and Rehabilitation Facs. Designated Pool Program), Series 1990,
  1.07% 11/1/20 (1)                                                                          1.07            2,050          2,050
County of Gibson, Pollution Control Rev. Bonds (Toyota Motor Manufacturing
  Project), AMT: (1)
 Series 2000-A, 1.06% 1/1/30                                                                 1.06            2,000          2,000
 Series 2001-B, 1.06% 9/1/31                                                                 1.06            2,000          2,000

MAINE  -  1.30%
Municipal Bond Bank, Ref. Bonds, Series 2003-A, 4.00% 11/1/04                                0.98            5,000          5,086

MARYLAND  -  10.33%
Health and Higher Educational Facs. Auth., Commercial Paper Rev. Notes:
 John Hopkins University Issue, Series 2001-A, 0.95% 5/3/04                                  0.95            8,729          8,729
 Pooled Loan Program Rev. Bonds, Series 1994-D, 1.03% 1/1/29 (1)                             1.03              990            990
Anne Arundel County, G.O. Bonds, Series A, TECP, 0.93% 4/21/04                               0.93            7,650          7,650
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
  Series 1995, TECP:
 0.95% 4/1/04                                                                                0.95            2,000          2,000
 0.92% 5/11/04                                                                               0.92            2,500          2,500
 0.93% 5/13/04                                                                               0.93            5,000          5,000
 0.94% 5/13/04                                                                               0.94            1,000          1,000
 0.95% 6/1/04                                                                                0.95            2,000          2,000
 0.95% 6/2/04                                                                                0.95            3,000          3,000
Frederick County, Consolidated Public Improvement Variable Rate Demand Bond
  Anticipation Notes, Series 1997, 1.02% 10/1/07 (1)                                         1.02              940            940
Howard County, Consolidated Public Improvement Bond Anticipation Notes,
  Series 2002-C, TECP, 0.92% 5/21/04                                                         0.92            6,500          6,500

MASSACHUSETTS  -  3.43%
G.O. Ref. Bonds, Series 1998-A, 1.01% 9/1/16 (1)                                             1.01            2,900          2,900
Health and Educational Facs. Auth. Rev. Notes, Harvard University Issue,
  Series 2002-EE, TECP, 0.95% 4/8/04                                                         0.95            1,500          1,500
Water Resources Auth., Series 1999, TECP:
 0.95% 4/6/04                                                                                0.95            4,000          4,000
 0.94% 5/5/04                                                                                0.94            5,000          5,000

MICHIGAN  -  2.64%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds: (1)
 Series 1998-A, MBIA insured, 1.03% 7/1/23                                                   1.03            2,495          2,495
 Series 2003-B, FSA insured, 1.10% 7/1/33                                                    1.10            1,000          1,000
Board of Trustees of Michigan State University, General Rev. Bonds,
  Series 2002-A, 1.10% 8/15/32 (1)                                                           1.10            1,800          1,800
Regents of the University of Michigan, Series D, TECP, 0.93% 5/12/04                         0.93            5,000          5,000

MINNESOTA  -  2.44%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo
  Medical Center), TECP:
 Series 2000-C, 0.94% 5/5/04                                                                 0.94            2,500          2,500
 Series 2001-B, 0.95% 4/1/04                                                                 0.95            5,000          5,000
 Series 2001-C, 0.94% 5/5/04                                                                 0.94            2,000          2,000

MISSISSIPPI  -  0.39%
Jackson County, Pollution Control Ref. Rev. Bonds (Chevron U.S.A. Inc. Project),
  Series 1993, 1.10% 6/1/23 (1)                                                              1.10            1,500          1,500

MISSOURI  -  0.43%
The Curators of the University of Missouri Systems Facs. Demand Rev. Bonds,
  Series 2001-A, 1.12% 11/1/31 (1)                                                           1.12            1,690          1,690

NEVADA  -  0.62%
G.O. Limited Tax Bonds (Nevada Municipal Bond Bank Project), Series 2003-I,
  FGIC insured, 5.00% 11/1/04                                                                0.99            2,370          2,424

NEW MEXICO  -  0.49%
Capital Projects G.O. Bonds, Series 2003, 4.00% 3/1/05                                       1.01            1,875          1,925

NEW YORK  -  0.65%
City of New York:
Housing Dev. Corp., Multi-family Mortgage Rev. Bonds (Columbus Apartments),
  Series 1995-A, 1.03% 3/15/25 (1)                                                           1.03            1,000          1,000
Transitional Fin. Auth. Recovery Bonds, Fiscal 2003 Series 3- Subseries 3A,
  4.00% 11/1/04                                                                              0.98            1,510          1,536

NORTH CAROLINA  -  2.20%
Capital Facs. Fin. Agcy., Duke University Issue, Series A1, TECP:
 0.92% 5/3/04                                                                                0.92            3,000          3,000
 0.94% 5/19/04                                                                               0.94            5,600          5,600

OHIO  -  2.79%
Higher Education Capital Facs., G.O. Bonds, Series 2000-B, 5.25% 5/1/04                      0.98            2,000          2,007
Highway Capital Improvements Bonds, Series E, 5.25% 5/1/04                                   0.98            1,275          1,279
Solid Waste Bonds, AMT: (1)
 Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1999, 1.15% 8/1/34                   1.15            2,400          2,400
 Rev. Ref. Bonds (BP Products North America Inc. Project), Series 2002,
  1.15% 8/1/34                                                                               1.15            1,200          1,200
Water Dev. Auth., Pollution Control Rev. Bonds (Ohio Edison Co. Project),
  Series 1988-B, AMT, 1.15% 9/1/18 (1)                                                       1.15            1,000          1,000
Ohio State University, General Receipts, Series 2003-E, TECP, 0.92% 4/7/04                   0.92            3,000          3,000

PENNSYLVANIA  -  2.15%
Delaware County, Industrial Dev. Auth., Variable Rate Demand Solid Waste
  Rev. Bonds (Scott Paper Co. Project), Series 1984-E, 1.05% 12/1/18 (1)                     1.05            1,695          1,695
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
  (PECO Energy Co. Project), Series 1994-A, TECP:
 0.93% 4/1/04                                                                                0.93            3,000          3,000
 0.95% 4/2/04                                                                                0.95            3,700          3,700

SOUTH CAROLINA  -  2.15%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
 0.95% 4/2/04                                                                                0.95            3,500          3,500
 0.95% 4/7/04                                                                                0.95            2,500          2,500
 0.93% 5/3/04                                                                                0.93            1,000          1,000
 0.95% 5/10/04                                                                               0.95            1,400          1,400

TENNESSEE  -  0.80%
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg.
  Rev. Bonds (Municipal Bond Fund), Series 2003, 1.10% 1/1/33 (1)                            1.10            1,110          1,110
Health, Educational and Housing Fac., Board of the County of Shelby, Variable
  Rate Rev. Bonds (Baptist Memorial Hospital Project), Series 2000, 1.01% 5/13/04            1.01            2,000          2,000

TEXAS  -  17.62%
G.O. Bonds, Series 1994-A, 5.75% 10/1/09 (preref. 10/1/04)                                   0.99            5,000          5,118
Public Fin. Auth., Rev. Notes, TECP:
 Series 2002-A, 0.95% 4/7/04                                                                 0.95            1,900          1,900
 Series 2002-B:
  0.97% 4/8/04                                                                               0.97            7,000          7,000
  0.95% 4/12/04                                                                              0.95            3,950          3,950
 Series 2003-B, 0.95% 5/10/04                                                                0.95            2,000          2,000
Harris County:
 G.O. Notes, Series B, TECP, 0.95% 5/11/04                                                   0.95            1,970          1,970
 Health Facs. Dev. Corp., Rev. Bonds (YMCA of the Greater Houston Area),
  Series 2002, 1.12% 7/1/37 (1)                                                              1.12            1,000          1,000
City of Houston G.O. Notes, TECP:
 Series A:
  0.93% 4/7/04                                                                               0.93            2,500          2,500
  0.93% 4/8/04                                                                               0.93            2,000          2,000
 Series D:
  0.93% 4/7/04                                                                               0.93            3,000          3,000
  0.95% 5/19/04                                                                              0.95            5,000          5,000
City of Midlotian Industrial Dev. Corp., Variable Rate Demand Pollution Control
  Rev. Bonds (Box-Crow Cement Co. Project), Series 1984, 1.03% 12/1/09 (1)                   1.03            1,900          1,900
City of San Antonio:
 Electric and Gas Systems Notes, Series A, TECP, 0.95% 4/2/04                                0.95            5,500          5,500
 Water System Notes, Series A:
  0.95% 4/1/04                                                                               0.95            5,000          5,000
  0.95% 4/8/04                                                                               0.95            5,600          5,600
Board of Regents of The University of Texas System, Permanent University Fund
  Flexible Rate Notes, Series 2002-A, TECP:
 0.95% 4/2/04                                                                                0.95            2,000          2,000
 0.90% 4/5/04                                                                                0.90            8,337          8,337
 0.95% 5/11/04                                                                               0.95            5,000          5,000

UTAH  -  3.52%
Intermountain Power Agcy., Variable Rate Power Supply Rev. and Ref. Bonds:
 Series 1985-E, AMBAC insured:
  0.95% 4/6/04                                                                               0.95            2,000          2,000
  0.95% 5/6/04                                                                               0.95            1,000          1,000
 Series 1985-F, AMBAC insured:
  0.95% 5/6/04                                                                               0.95            5,500          5,500
  0.94% 5/10/04                                                                              0.94            4,000          4,000
 Series 1997-B, TECP, 0.95% 5/6/04                                                           0.95            1,250          1,250

VIRGINIA  -  8.37%
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation
  Notes, Series 2000, 5.50% 10/1/04                                                          1.04            2,500          2,556
Public School Auth., School Equipment Fncg. Notes, Educational Technology,
  Series 2000-VI, 5.125% 4/1/04                                                              0.94            1,200          1,200
Fairfax County, Public Improvement Bonds:
 Series 1997-A, 6.00% 6/1/04                                                                 0.90            2,000          2,017
 Series 2000-A, 5.25% 6/1/04                                                                 0.95            2,050          2,064
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
  Series 1999-A, AMT, TECP:
 0.98% 4/5/04                                                                                0.98            4,000          4,000
 0.98% 5/3/04                                                                                0.98            3,000          3,000
 0.94% 5/20/04                                                                               0.94            2,500          2,500
 1.02% 5/27/04                                                                               1.02            2,700          2,700
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal
  Associates Project), TECP:
 Series 1987-A, 0.92% 5/17/04                                                                0.92            2,635          2,635
 Series 1987-B:
  0.92% 5/4/04                                                                               0.92            2,500          2,500
  0.95% 5/4/04                                                                               0.95            3,000          3,000
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2003-A,
  2.50% 5/01/04                                                                              1.01            2,500          2,503
University of Virginia Issue Rev. Pledge Notes, Series 2003-A, TECP:
 0.95% 5/4/04                                                                                0.95            1,000          1,000
 0.95% 5/7/04                                                                                0.95            1,000          1,000

WASHINGTON  -  5.16%
Port of Seattle, Subordinate Lien Rev. Notes, TECP:
 Series 2004-B1, AMT, 0.99% 5/14/04                                                          0.99            2,300          2,300
 Series 1999-A1, 0.94% 5/18/04                                                               0.94            4,315          4,315
City of Tacoma, Rev. Bond Anticipation Notes, Series 2002-2A, TECP:
 0.92% 5/7/04                                                                                0.92            2,500          2,500
 0.93% 5/25/04                                                                               0.93            7,000          6,999
Port of Tacoma, Subordinate Lien Rev. Notes, Series A, TECP, 0.98% 5/10/04                   0.98            4,000          4,000

West Virginia  -  1.05%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
  Series 1989-A, AMT:
 1.00% 4/6/04                                                                                1.00            1,200          1,200
 0.99% 5/14/04                                                                               0.99            2,900          2,900

WISCONSIN  -  1.39%
G.O. Notes, Series 1998-A, TECP:
 0.93% 5/6/04                                                                                0.93            4,400          4,400
 0.95% 5/6/04                                                                                0.95            1,000          1,000

Wyoming  -  1.28%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
  (PacifiCorp Project), Series 1988-A, TECP:
 0.92% 4/2/04                                                                                0.92            2,000          2,000
 0.95% 4/16/04                                                                               0.95            3,000          3,000

TOTAL INVESTMENT SECURITIES (cost: $386,919,000)                                                                          386,910
Other assets less liabilities                                                                                               3,372

NET ASSETS                                                                                                               $390,282

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

KEY TO ABBREVIATIONS

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper


See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at March 31, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market:
  (cost: $386,919)                                                   $386,910
 Cash                                                                   1,094
 Receivables for:
  Sales of fund's shares                             $3,527
  Interest                                              985             4,512
                                                                      392,516
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                        2,050
  Dividends on fund's shares                              5
  Investment advisory services                          123
  Services provided by affiliates                        32
  Deferred Trustees' compensation                        15
  Other fees and expenses                                 9             2,234
NET ASSETS AT MARCH 31, 2004                                         $390,282

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $390,388
 Distributions in excess of net investment income                         (97)
 Net unrealized depreciation                                               (9)
NET ASSETS AT MARCH 31, 2004                                         $390,282

SHARES  OF  BENEFICIAL  INTEREST  ISSUED  AND  OUTSTANDING  -  UNLIMITED  SHARES
AUTHORIZED

                                              SHARES            NET ASSET
                         NET ASSETS         OUTSTANDING      VALUE PER SHARE

Class A                  $377,844            377,947             $1.00
Class R-5                  12,438             12,441              1.00


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the six months ended March 31, 2004
INVESTMENT INCOME:                                                   unaudited
 Income:                                                 (dollars in thousands)

  Interest                                                              $1,773

 Fees and expenses:
  Investment advisory services                                $701
  Distribution services                                         91
  Transfer agent services                                       66
  Administrative services                                        7
  Reports to shareholders                                        3
  Registration statement and prospectus                         54
  Postage, stationery and supplies                              25
  Trustees' compensation                                         8
  Auditing and legal                                            39
  Custodian                                                      9
  State and local taxes                                          5
  Other                                                         17       1,025
 Net investment income                                                     748

NET UNREALIZED DEPRECIATION ON INVESTMENTS                                  (5)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $743

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                           SIX MONTHS ENDED       YEAR ENDED
                                            MARCH 31, 2004*   SEPTEMBER 30, 2003

OPERATIONS:
 Net investment income                            $748              $2,100

 Net unrealized depreciation on investments         (5)                (22)

  Net increase in net assets
  resulting from operations                        743               2,078

DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME:         (749)             (2,101)

CAPITAL SHARE TRANSACTIONS                      26,996              11,833

TOTAL INCREASE IN NET ASSETS                    26,990              11,810

NET ASSETS:
 Beginning of period                           363,292             351,482
 End of period                                $390,282            $363,292

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality, municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Both share classes are sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2004, the cost of investment securities for federal income tax purposes was $386,919,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income                                      $ 20
Short-term loss deferrals (expiring 2004 through 2011)                   (100)
Gross unrealized depreciation on investment securities                     (9)


Tax basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):


                         SIX MONTHS ENDED             YEAR ENDED
SHARE CLASS               MARCH 31, 2004          SEPTEMBER 30, 2003

Class A                      $ 730                     $ 2,056
Class R-5                       19                          45
Total                        $ 749                     $ 2,101


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the six months ended March 31, 2004, the investment advisory services fee was $701,000, which was equivalent to an annualized rate of 0.381% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for Class A shares. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class pays CRMC annual fees of 0.10% based on its average daily net assets. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                            REINVESTMENTS
                                     SALES(1)               OF DIVIDENDS            REPURCHASES(1)             NET INCREASE
SHARE CLASS                     AMOUNT      SHARES        AMOUNT     SHARES      AMOUNT        SHARES       AMOUNT      SHARES

SIX MONTHS ENDED MARCH 31, 2004
Class A                        $250,052     250,052       $ 702        702     $(226,243)    (226,243)      $24,511      24,511
Class R-5                        33,902      33,902          13         13       (31,430)     (31,430)        2,485       2,485
Total net increase
   (decrease)                  $283,954     283,954       $ 715        715     $(257,673)    (257,673)      $26,996      26,996

YEAR ENDED SEPTEMBER 30, 2003
Class A                        $416,952     416,952      $1,948      1,948     $(407,232)    (407,232)      $11,668      11,668
Class R-5                        31,199      31,199          35         35       (31,069)     (31,069)          165         165
Total net increase
   (decrease)                  $448,151     448,151      $1,983      1,983     $(438,301)    (438,301)      $11,833      11,833

(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $9,000 included $1,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS  (1)

                                              NET ASSET                              DIVIDENDS
                                               VALUE,                NET             FROM NET          NET ASSET
                                              BEGINNING           INVESTMENT        INVESTMENT         VALUE, END         TOTAL
                                              OF PERIOD           INCOME(2)           INCOME           OF PERIOD         RETURN
CLASS A:
 Six months ended 3/31/2004  (3)                $1.00               $.002             (.002)            $1.00             .20%
 Year ended 9/30/2003                            1.00                .006             (.006)             1.00              .57
 Year ended 9/30/2002                            1.00                .010             (.010)             1.00             1.05
 Year ended 9/30/2001                            1.00                .029             (.029)             1.00             2.92
 Year ended 9/30/2000                            1.00                .032             (.032)             1.00             3.29
 Year ended 9/30/1999                            1.00                .025             (.025)             1.00             2.51
CLASS R-5:
 Six months ended 3/31/2004  (3)                 1.00                .002             (.002)             1.00              .19
 Year ended 9/30/2003                            1.00                .005             (.005)             1.00              .54
 Period from 7/15/2002 to 9/30/2002              1.00                .002             (.002)             1.00              .17


                                                                   RATIO OF          RATIO OF
                                           NET ASSETS,             EXPENSES         NET INCOME
                                          END OF PERIOD           TO AVERAGE        TO AVERAGE
                                          (IN MILLIONS)           NET ASSETS        NET ASSETS

CLASS A:
 Six months ended 3/31/2004  (3)              $378                   .54% (4)          .42% (4)
 Year ended 9/30/2003                          353                   .55               .57
 Year ended 9/30/2002                          341                   .54              1.04
 Year ended 9/30/2001                          319                   .52              2.86
 Year ended 9/30/2000                          276                   .64              3.23
 Year ended 9/30/1999                          255                   .65  (5)         2.33
CLASS R-5:
 Six months ended 3/31/2004  (3)               12                    .58  (4)          .38  (4)
 Year ended 9/30/2003                          10                    .58               .55
 Period from 7/15/2002 to 9/30/2002            10                    .12               .17

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Year ended 1999 is based on shares outstanding on the last day of the year;
     all other periods are based on average shares outstanding.
(3)  Unaudited.
(4)  Annualized.
(5) Had CRMC not waived investment advisory services, the fund's expense ratio would have been .68%.



OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C, Class F and Class 529 shares. CMTA classes B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds classes B, C and F shares are subject to additional annualized expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Classes B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA, THE TAX-EXEMPT MONEY FUND OF AMERICA AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o    A LONG-TERM, VALUE-ORIENTED APPROACH
     Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o    AN UNPARALLELED GLOBAL RESEARCH EFFORT
     American Funds draws on one of the industry's most globally integrated research networks.

o    THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
     Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o    EXPERIENCED INVESTMENT PROFESSIONALS
     The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o    A COMMITMENT TO LOW OPERATING EXPENSES
     American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-960-0504

Litho in USA AGD/AL/8090

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA


By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: June 8, 2004



By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer

Date: June 8, 2004